Business Combinations - Schedule Of recognised amounts of assets acquired and liabilities (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [abstract]
Identifiable net assets acquired	$ 85
Less: Non-controlling interest proportionate share of identifiable net assets	(21)
Goodwill on acquisition	163
Purchase consideration	$ 227